Debt Long-term debt payable in the next five years (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Long-term debt payable in the next five years [Abstract]
Long-term debt payable in 2016	$ 223,142
Long-term debt payable in 2017	48,960
Long-term debt payable in 2018	450,000
Long-term debt payable in 2019	100,000
Long-term debt payable in 2020	$ 0